September 17, 2012

Dreyfus Short-Intermediate Government Fund

Supplement to Summary and Statutory Prospectus

dated April 1, 2012

The following information supersedes and replaces the information contained in the section of the prospectus entitled "Fund Summary – Portfolio Management":

The fund's investment adviser is The Dreyfus Corporation.  Dawn Guffey is the fund's primary portfolio manager, a position she has held since April 2011.  Ms. Guffey is an employee of The Dreyfus Corporation and is an executive vice president and the chief investment officer for short duration and index strategies for BNY Mellon Cash Investment Strategies, a division of The Dreyfus Corporation.

The following information supersedes and replaces the portfolio manager information contained in the section of the prospectus entitled "Fund Details – Management":

Dawn Guffey is the fund's primary portfolio manager, a position she has held since April 2011.  Ms. Guffey has been employed by Dreyfus since January 2009 and is an executive vice president and the chief investment officer for short duration and index strategies for BNY Mellon Cash Investment Strategies, a division of Dreyfus.  She has over 26 years' experience in various capacities and positions with BNY Mellon affiliates.

Effective January 1, 2013:

The following information supersedes and replaces the information contained in the section of the prospectus entitled "Fund Summary – Portfolio Management":

The fund's investment adviser is The Dreyfus Corporation.  Robert Bayston, Nate Pearson, CFA and Dawn Guffey are the fund's primary portfolio managers, positions they have held since January 2013, January 2013 and April 2011, respectively.  Mr. Bayston is responsible for treasury inflation protected securities and derivative strategies with Standish Mellon Asset Management Company LLC (Standish), an affiliate of The Dreyfus Corporation.  Mr. Pearson is an interest rate and derivatives strategist responsible for researching U.S. Government securities at Standish.  Ms. Guffey is a senior portfolio manager at Standish.  Messrs. Bayston and Pearson and Ms. Guffey are dual employees of Standish and The Dreyfus Corporation and manage the fund as employees of The Dreyfus Corporation.

The following information supersedes and replaces the portfolio manager information contained in the section of the prospectus entitled "Fund Details – Management":

Robert Bayston, Nate Pearson, CFA and Dawn Guffey are the fund's primary portfolio managers, positions they have held since January 2013, January 2013 and April 2011, respectively.  Mr. Bayston is responsible for treasury inflation protected securities and derivative strategies with Standish Mellon Asset Management Company LLC (Standish), an affiliate of Dreyfus, which he joined in 1991.  He also has been employed by Dreyfus since September 2001.  Mr. Pearson is an interest rate and derivatives strategist responsible for researching U.S. Government securities at Standish, which he joined in 2005.  He also has been employed by Dreyfus since July 2012.  Ms. Guffey is a senior portfolio manager at Standish, which she joined in January 2013.  She also has been employed by Dreyfus since January 2009, and has over 26 years' experience in various capacities and positions with BNY Mellon affiliates.  Messrs. Bayston and Pearson and Ms. Guffey manage the fund as employees of Dreyfus.

Effective January 31, 2013:

The following information supersedes and replaces the information contained in the section of the prospectus entitled "Fund Summary – Portfolio Management":

The fund's investment adviser is The Dreyfus Corporation.  Robert Bayston and Nate Pearson, CFA are the fund's primary portfolio managers, positions they have held since January 2013.  Mr. Bayston is responsible for treasury inflation protected securities and derivative strategies with Standish Mellon Asset Management Company LLC (Standish), an affiliate of The Dreyfus Corporation.  Mr. Pearson is an interest rate and derivatives strategist responsible for researching U.S. Government securities at Standish.  Messrs. Bayston and Pearson are dual employees of Standish and The Dreyfus Corporation and manage the fund as employees of The Dreyfus Corporation.

The following information supersedes and replaces the portfolio manager information contained in the section of the prospectus entitled "Fund Details – Management":

Robert Bayston and Nate Pearson, CFA are the fund's primary portfolio managers, positions they have held since January 2013.  Mr. Bayston is responsible for treasury inflation protected securities and derivative strategies with Standish Mellon Asset Management Company LLC (Standish), an affiliate of Dreyfus, which he joined in 1991.  He also has been employed by Dreyfus since September 2001.  Mr. Pearson is an interest rate and derivatives strategist responsible for researching U.S. Government securities at Standish, which he joined in 2005.  He also has been employed by Dreyfus since July 2012.  Messrs. Bayston and Pearson manage the fund as employees of Dreyfus.

September 17, 2012

DREYFUS LIFETIME PORTFOLIOS, INC.

-Growth and Income Portfolio

Dreyfus Short-Intermediate Government Fund

Supplement to Statement of Additional Information

dated October 1, 2011, as revised or amended December 1, 2011, February 1, 2012, March 1, 2012, April 1, 2012, May 1, 2012, August 1, 2012 and September 1, 2012

The following information supersedes and replaces any contrary information contained in the section of the fund's Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the funds' portfolio managers, if any, who are in addition to the primary portfolio managers listed in the prospectus. See the prospectus for a list of, and certain other information regarding, the primary portfolio manager(s) for your fund.

Fund	Additional Portfolio Managers

DITIF	N/A
DIASF	N/A
DSTIF	N/A
DLP	Nancy Rogers
DNRF	N/A
DSIMBF	N/A
SIGF	N/A
DF	N/A
DTCF	N/A

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage, unless otherwise indicated:

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed

Robert Bayston	5	$1.2B	4	$135.0B	49	$4.3B
C. Wesley Boggs	13	$1.6B	11	$639.0M	64	$6.8B
David Bowser	6	$2.3B	3	$1.2B	161	$17.7B
Jeffrey Burger	3	$2.0B	0	$0	69	$905.2M
Thomas Casey	6	$3.1B	0	$0	181	$2.3B
Warren Chiang	13	$1.6B	11	$639.0M	64	$6.8B
Sean P. Fitzgibbon	18	$4.7B	4	$309.8M	15	$1.3B
Ronald Gala	13	$1.6B	11	$639.0M	64	$6.8B
Dawn Guffey	2	$2.5B	0	N/A	0	N/A
David Horsfall	7	$2.3B	5	$1.5B	162	$17.9B
Barry K. Mills	10	$3.1B	2	$13.2M	9	$545.1M
Nate Pearson[1]	5	$1.3B	4	$88.6M	52	$4.9B
Jocelin A. Reed[2]	13	$1.5B	10	$581.0M	65	$6.2B
David Sealy	10	$3.1B	2	$13.2M	9	$545.1M
Elizabeth Slover	7	$1.2B	2	$12.5M	9	$1.8B
Peter Vaream	6	$2.3B	3	$1.2B	161	$17.7B
Robin Webhe	7	$1.2B	2	$12.5M	9	$1.8B

1       Mr. Pearson first became a portfolio manager of a fund effective July 20, 2012.  As a result, his information is as of May 31, 2012.

2       Since Ms. Reed is a primary portfolio manager for multiple funds, information is only provided as of the most recent last fiscal year end for the relevant funds (September 30, 2011).

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees:

Primary Portfolio Manager	Type of Account	Number of Accounts	Total Assets of Accounts

Robert Bayston	None	N/A	N/A
C. Wesley Boggs	Other Accounts	10	$1.4B
David Bowser	None	N/A	N/A
Jeffrey Burger	None	N/A	N/A
Thomas Casey	None	N/A	N/A
Warren Chiang	Other Accounts	10	$1.4B
Sean P. Fitzgibbon	Other Accounts	3	$40.8M
Ronald Gala	Other Accounts	10	$1.4B
Dawn Guffey	None	N/A	N/A
David Horsfall	None	N/A	N/A
Barry K. Mills	None	N/A	N/A
Nate Pearson[1]	None	N/A	N/A
Jocelin A. Reed[2]	Other Accounts	10	$1.2B
David Sealy	None	N/A	N/A
Elizabeth Slover	None	N/A	N/A
Peter Vaream	None	N/A	N/A
Robin Webhe	None	N/A	N/A

1       Mr. Pearson first became a portfolio manager of a fund effective July 20, 2012.  As a result, his information is as of May 31, 2012.

2          Since Ms. Reed is a primary portfolio manager for multiple funds, information is only provided as of the most recent last fiscal year end for the relevant funds (September 30, 2011).

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year:

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned

Robert Bayston	DIASF	None
	SIGF[1]	None
C. Wesley Boggs	GIP	None
David Bowser	DSTIF	None
	DITIF	None
Jeffrey Burger	DSIMBF	None
Thomas Casey	DSIMBF	None
Warren Chiang	GIP	None
Sean P. Fitzgibbon	DF	$10,001-$50,000
Ronald Gala	GIP	None
Dawn Guffey	SIGF	None
David Horsfall	DIASF	None
	DITIF	None
	DSTIF	None
Barry K. Mills	DF	None
Nate Pearson	DIASF[2]	None
	SIGF[1]	None
Jocelin A. Reed	GIP	None
	DTCF	None
David Sealy	DF	$1-10,000
Elizabeth Slover	DNRF	None
Peter Vaream	DSTIF	None
	DIASF	None
	DITIF	None
Robin Webhe	DNRF	None

1          Messrs. Bayston and Pearson will become portfolio managers of SIGF effective January 1, 2013.  Their information is as of July 31, 2012.

2       Mr. Pearson became a portfolio manager of DIASF effective July 20, 2012.  As a result, his information is as of May 31, 2012.